Stock Compensation and Other Benefit Plans (Details) - USD ($) $ in Thousands		3 Months Ended
	Jan. 29, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)				15,749,573	9,923,323
Share-based compensation expense		$ 6,287	$ 19
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				1,183,500
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)		2,005,000
Purchase price of common stock, percent	85.00%
The 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)		10,027,000
The 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)		5,371,000
Share-based compensation expense	$ 2,616
The 2018 Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 6,244
Number of shares granted		1,830
Unrecognized stock-based compensation expense		$ 17,111
SG&A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		6,027	19
COGS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 260	$ 0